Findex.com, Inc. - CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Cash flows from operating activities:
Cash received from customers	$ 60,863	$ 675,312
Cash paid to suppliers and employees	(214,926)	(1,351,505)
Other operating activities, net	(411)	(6,703)
Net cash (used) by operating activities	(154,474)	(682,896)
Cash flows from investing activities:
Proceeds from sale of software product line	0	975,000
Other investing activities, net	0	7,170
Net cash provided by investing activities	0	982,170
Cash flows from financing activities:
Contributed capital	0	22,752
Payments made on term debt	(4,405)	(38,324)
Net cash (used) by financing activities	(4,405)	(15,572)
Net (decrease) increase in cash and cash equivalents	(158,879)	283,702
Cash and cash equivalents, Beginning balance	161,629	22,027
Cash and cash equivalents, Ending balance	2,750	305,729
Reconciliation of net loss to cash flows from continuing and discontinued operating activities:
Net (loss) income	(240,085)	969,996
Adjustments to reconcile net loss to net cash (used) provided by operating activities:
Depreciation & amortization	16,274	39,410
Bad debts provision	(100)	(17,491)
Sotck and warrants issued for services	0	7,248
Loss (gain) on sale of property and equipment	150	(2,134)
(Gain) on debt settlement	(54,591)	(558,409)
(Gain) on sale of software product line	0	(972,082)
Loss on impairment expense	18,781	284,954
Change in assets and liabilities:
Decrease in accounts receivable	17,350	22,688
Decrease in inventories	2,024	58,704
Decrease in other current assets	12,306	17,348
(Decrease) increase in accrued royalties	(6,081)	(150,850)
Increase (decrease) in accounts payable	17,502	(301,714)
Increase in other liabilities	61,996	(80,564)
Net cash (used) provided by operating activities	$ (154,474)	$ (682,896)